UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2007

Check here if Amendment  [ x ];  Amendment Number:  1
     This Amendment (Check only one.):		[ x ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Equinox Capital Management, LLC
Address:	245 Park Avenue Suite 2427
           	New York, N.Y. 10167

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	      Iolanta Shafir
Title:	Vice President
Phone:	212-207-1138

Signature, Place and Date of Signing:

02/14/2008

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total: 	$967795  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     8266   133800 SH       SOLE                   133800
AETNA INC NEW COM              COM              00817Y108    26455   458255 SH       SOLE                   415505             42750
ALCOA INC.                     COM              013817101    18266   499761 SH       SOLE                   448611             51150
ALTRIA GROUP INC               COM              02209S103    17330   229300 SH       SOLE                   195300             34000
AMERICAN INTL GR               COM              026874107    11226   192550 SH       SOLE                   192550
AMGEN INC                      COM              031162100     8211   176800 SH       SOLE                   176800
ANADARKO PETE CO               COM              032511107      312     4743 SH       SOLE                     4743
APPLIED MATLS IN               COM              038222105    27034  1522197 SH       SOLE                  1376947            145250
AT&T INC COM                   COM              00206R102    32045   771065 SH       SOLE                   699965             71100
BANK OF AMERICA CORP           COM              060505104    32388   784975 SH       SOLE                   707875             77100
CENTERPOINT ENERGY INC COM     COM              15189T107     9665   564214 SH       SOLE                   564214
CHEVRON CORP NEW COM           COM              166764100    27547   295157 SH       SOLE                   264007             31150
CHUBB CORP                     COM              171232101    23471   430022 SH       SOLE                   386272             43750
CIRCUIT CITY STO               COM              172737108     7346  1749100 SH       SOLE                  1749100
CITIGROUP INC.                 COM              172967101    33804  1148247 SH       SOLE                  1043347            104900
CONOCOPHILLIPS COM             COM              20825C104    30651   347129 SH       SOLE                   320229             26900
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    33058  1594715 SH       SOLE                  1450230            144485
EXXON MOBIL                    COM              30231G102    41375   441616 SH       SOLE                   397566             44050
FEDERAL HOME LN                COM              313400301    15562   456772 SH       SOLE                   421972             34800
FIRSTENERGY CORP.              COM              337932107      231     3198 SH       SOLE                     3198
GENERAL ELEC CO                COM              369604103    42854  1156016 SH       SOLE                  1027066            128950
GENWORTH FINL INC COM CL A     COM              37247D106    28291  1111642 SH       SOLE                  1003892            107750
IBM CORP                       COM              459200101    15675   145009 SH       SOLE                   122934             22075
ISHARES TR RUSSELL1000VAL      COM              464287598     2492    31059 SH       SOLE                    31059
JOHNSON & JOHNSON              COM              478160104    19120   286658 SH       SOLE                   243558             43100
JPMORGAN CHASE & CO COM        COM              46625H100    26215   600563 SH       SOLE                   538313             62250
KRAFT FOODS INC CL A           COM              50075N104    24451   749335 SH       SOLE                   669985             79350
LEXMARK INTL                   COM              529771107     3796   108900 SH       SOLE                   108900
MACYS INC COM                  COM              55616P104     3994   154400 SH       SOLE                   154400
MASSEY ENERGY CORP COM         COM              576206106     7003   195900 SH       SOLE                   195900
MORGAN STANLEY                 COM              617446448    27744   522395 SH       SOLE                   473655             48740
MOTOROLA INC                   COM              620076109     9673   603031 SH       SOLE                   603031
MYLAN LABS INC                 COM              628530107    11093   789000 SH       SOLE                   789000
NEWS CORP CL A                 COM              65248E104    18763   915738 SH       SOLE                   766538            149200
NORTHROP GRUMMAN CORP          COM              666807102    20046   254909 SH       SOLE                   236509             18400
OCCIDENTAL PETE                COM              674599105    11280   146517 SH       SOLE                   123017             23500
OMNICARE INC COM               COM              681904108     8946   392200 SH       SOLE                   392200
PACTIV CORP COM                COM              695257105     8295   311484 SH       SOLE                   311484
PFIZER INC                     COM              717081103    18861   829791 SH       SOLE                   713641            116150
PROCTER & GAMBLE               COM              742718109    27451   373889 SH       SOLE                   337589             36300
ROYAL CARIBBEAN CRUISE         COM              V7780T103    24087   567565 SH       SOLE                   509415             58150
SCANA CORP                     COM              80589M102    23689   562015 SH       SOLE                   511132             50883
SMURFIT-STONE CONTAINER CORP.  COM              832727101     6501   615600 SH       SOLE                   615600
TIDEWATER INC                  COM              886423102    23164   422240 SH       SOLE                   394940             27300
TIMKEN CO                      COM              887389104    22295   678698 SH       SOLE                   610548             68150
TYCO INTL LTD NEW COM          COM              G9143X208    14018   353547 SH       SOLE                   300297             53250
UNION PAC CORP COM             COM              907818108     3266    26000 SH       SOLE                    26000
UNITED TECHNOLOG               COM              913017109    22382   292422 SH       SOLE                   264072             28350
UNUM GROUP                     COM              91529Y106     3567   149950 SH       SOLE                   149950
VERIZON COMMUNICATIONS COM     COM              92343V104    17719   405554 SH       SOLE                   372054             33500
WAL MART STORES                COM              931142103    21328   448737 SH       SOLE                   406137             42600
WASHINGTON MUTUAL INC.         COM              939322103     5788   425300 SH       SOLE                   425300
WYETH COM                      COM              983024100    21533   487279 SH       SOLE                   439029             48250
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     3017   128050 SH       SOLE                   128050
XL CAPITAL LTD.                COM              G98255105    15149   301122 SH       SOLE                   255972             45150